Income tax - Summary of Current and Deferred Tax (Expenses) Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense
Current tax expense (income)	$ (310)	$ 0	$ 0
Uncertain tax positions	328	(110)	(74)
Total current income tax expense	18	(110)	(74)
Deferred income tax (expense) benefit
Origination and reversal of temporary differences	118	(58)	1,960
Total deferred income tax (expense) benefit	118	(58)	1,960
Total income tax (expense) benefit	$ 136	$ (168)	$ 1,886